Retirement benefits obligations - Balance sheet (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Defined benefit plans
Net defined benefit (liability) asset	SFr (111,947)	SFr (164,251)
Increase (decrease) in retirement benefit obligation	(100,000)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(2,049,265)	(2,108,384)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	SFr 1,937,318	SFr 1,944,133